Trade receivables	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	Trade receivables
The following table provides details related to Trade receivables as of December 31, 2019 and 2018:

($ millions)	2019	2018
Total gross trade receivables	1,438	1,307
Provisions for doubtful trade receivables	(48)	(54)
Total trade receivables, net	1,390	1,253

The following table summarizes the movement in the provision for doubtful trade receivables:

($ millions)	2019	2018	2017
January 1	(54)	(77)	(55)
Transfers with former parent	—	4	—
Provisions for doubtful trade receivables charged to the consolidated income statement	(17)	(17)	(28)
Utilization of provisions for doubtful trade receivables	7	16	2
Reversal of provisions for doubtful trade receivables	15	16	6
Currency translation effects	1	4	(2)
December 31	(48)	(54)	(77)

The following sets forth the trade receivables that are not overdue as specified in the payment terms and conditions established with Alcon's customers, as well as an analysis of overdue amounts and related provisions for doubtful trade receivables:

($ millions)	2019	2018
Not overdue	1,135	1,018
Past due for not more than one month	118	118
Past due for more than one month but less than three months	81	70
Past due for more than three months but less than six months	47	34
Past due for more than six months but less than one year	21	20
Past due for more than one year	36	47
Provisions for doubtful trade receivables	(48)	(54)
Total trade receivables, net	1,390	1,253

Trade receivable balances include sales to wholesalers, retailers, doctor groups, private health systems, government agencies, pharmacy benefit managers and government-supported healthcare systems.
We consider our doubtful debt provisions to be adequate. The majority of the outstanding trade receivables from Greece, Italy, Portugal, Spain, Brazil, Russia, Turkey, Saudi Arabia, and Argentina (the closely monitored countries) are due directly from local governments or from government-funded entities except for Russia, Brazil, and Turkey. We evaluate trade receivables in these countries for potential collection risk. Should there be a substantial deterioration in our economic exposure with respect to those countries, we may increase our level of provisions by updating our expected loss provision or may change the terms of trade on which we operate.
The following table shows the gross trade receivables balance from these closely monitored countries as of December 31, 2019 and 2018, the amounts that are past due for more than one year and the related amount of the provisions for doubtful trade receivables that have been recorded:

($ millions)	2019	2018
Total balance of gross trade receivables from closely monitored countries	209	216
Past due for more than one year	10	14
Provisions for doubtful trade receivables	(13)	(16)

Trade receivables include amounts denominated in the following major currencies:

($ millions)	2019	2018
US dollar (USD)	463	449
Euro (EUR)	243	215
Japanese yen (JPY)	168	152
Chinese yuan (CNY)	102	74
Indian rupee (INR)	33	34
Canadian dollar (CAD)	30	30
Australian dollar (AUD)	29	27
British pound (GBP)	24	25
Russian ruble (RUB)	34	24
South Korean won (KRW)	29	23
Other currencies	235	200
Total trade receivables, net	1,390	1,253